ORGANIZATION - Significant subsidiaries of the Company and consolidated variable interest entities (Parenthetical) (Details)	Aug. 10, 2014
Dermot Entities
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of equity interests acquired	100.00%